Net Loss per Common Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of basic and diluted net loss per common unit
	Year Ended December 31,
	2021	2020
Numerator:
Net loss	$(118,607)	$(98,364)
Less: Net loss attributable to noncontrolling interest	(30,563)	(866)
Net loss attributable to indie Semiconductor, Inc.	$(88,044)	$(97,498)
Net loss attributable to common shares – dilutive	$(88,044)	$(97,498)

Denominator:
Weighted average shares outstanding – basic	70,012,112	31,244,414

Weighted average common shares outstanding – diluted	70,012,112	31,244,414

Net loss per share attributable to common shares – basic	$(1.26)	$(3.12)
Net loss per share attributable to common shares – diluted	$(1.26)	$(3.12)

Schedule of antidilutive units excluded from computation of net loss per unit
	Year Ended December 31,
	2021	2020
SAFEs	—	4,711,711
Unvested Class B units	1,612,797	3,841,856
Unvested Phantom units	1,188,862	—
Unvested Restricted stock units	3,869,848	—
Convertible preferred units	—	35,935,292
Warrants to purchase Class G units	—	267,939
Convertible debt into Class A and preferred units	—	285,000
Convertible Class V common shares	30,448,081	—
Public warrants for the purchase of Class A common shares	17,250,000	—
Private warrants for the purchase of Class A common shares	10,150,000	—
Earn-out Shares	10,000,000	—
Escrow Shares	1,725,000	—
	76,244,588	45,041,798